Offerings - Offering: 1	Dec. 08, 2025 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Mortgage Backed Securities
Security Class Title	BANK 2025-BNK51, Commercial Mortgage Pass-Through Certificates, Series 2025-BNK51
Amount Registered | shares	894,510,000
Proposed Maximum Offering Price per Unit	1
Maximum Aggregate Offering Price	$ 894,510,000
Amount of Registration Fee	$ 123,531.83
Offering Note

(1)	The prospectus to which this Exhibit 107 is attached is a preliminary prospectus for the related offering. This table relates to the payment of registration fees in connection with the registration statement on Form SF-3 of which this prospectus forms a part (No. 333-282099), which was filed with the Securities and Exchange Commission on September 13, 2024, as amended by a Form SF-3/A filed on October 30, 2024, and became effective on December 2, 2024 (the “Registration Statement”).
(2)	Estimated solely for the purpose of calculating the registration fee.